Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the LiveRamp Holdings, Inc. Retirement Savings Plan (“Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
(a)General
The Plan is a defined contribution plan covering substantially all employees of LiveRamp Holdings, Inc. and its domestic subsidiaries (“LiveRamp” or “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Administrative Committee, as appointed by the Chairman of the Internal Compensation Committee, is the administrator for the Plan.
(b)Participation
Employees of the Company may participate in the Plan upon commencement of employment, except for those employees, if any, who already receive retirement benefits in connection with a collective bargaining agreement, certain nonresident employees, and leased employees.
(c)Contributions
The Plan includes a 401(k) provision whereby each participant may defer up to 50% of annual compensation, not to exceed limits determined under Section 415(c) of the Internal Revenue Code (“IRC”).
The Plan allows discretionary matching contributions up to 100% of deferrals not in excess of 6% of participants’ compensation.
Participant contributions to the Plan are invested as directed by participants into various investment options. The Company’s matching contributions are made with cash.
(d)Participant Accounts
Each participant’s account is credited with the participant’s contribution, rollovers, if any, the Company’s matching contribution, and discretionary contributions, if any, and is adjusted for investment income/losses and expenses. Allocations of income/losses and expenses are made according to formulas specified in the Plan based on participant compensation or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
(e)Notes Receivable from Participants
Participants may borrow from their Plan accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000, less the highest outstanding balance in the previous 12 months or 50% of their vested account balance. Loans are repayable through payroll deductions ranging up to five years unless the loan is for the purchase of a primary residence, in which case the loan can be repaid over ten years. The loans are secured by the balance in the participant’s account and bear interest at the prime rate in effect at the date of the loan plus 1.0%. The interest rates on outstanding participant loans at December 31, 2025 range from 4.25% to 9.50%, with maturity dates ranging from February 2026 to August 2035.
(f)Vesting
Participants are immediately vested in their voluntary contributions, rollovers, if any, and the earnings thereon. Prior to September 30, 2016, participants are vested in the remainder of their accounts based on years of service, whereby partial vesting occurs in 20% increments beginning after two years of service until participants become fully vested after six years of service. Effective September 30, 2016, participants that complete an hour of service on or after September 30, 2016, are partially vested in 33% increments beginning after one year of service until participants become fully vested after three years of service. Effective January 1, 2019, Participants completing an hour of service on or after January 1, 2019 shall be 100% vested in their account.
Forfeitures may be used to pay other miscellaneous Plan expenses or to reduce discretionary matching contributions to the Plan. The forfeiture account totaled $72 and $95,102 at December 31, 2025 and 2024, respectively. During 2025, total forfeitures used to pay Plan expenses and matching contributions were $214,545, $116,467 of participants’ accounts were forfeited, and the forfeiture account balance was increased by $3,048 on the fair market value of the investments held in the account.

(g)Investment Options
Upon enrollment in the Plan, a participant may direct employee contributions in any of 12 mutual funds, 18 common collective trust funds, or LiveRamp common stock. In addition, participants have the option to open a self-directed brokerage account with T. Rowe Price Company (“T. Rowe Price”) in order to invest in numerous other stocks, bonds, and mutual funds.
(h)Benefits Paid to Participants and Beneficiaries
Benefits paid upon retirement, death, or disability are made in the form of a lump-sum payment of cash or common stock of the Company. If a participant receives benefits prior to retirement, death, or disability, the benefits paid from the participant’s Employer contribution account shall not exceed the participant’s vested balance therein.